MULTISECTOR BOND SMA COMPLETION PORTFOLIO

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PORTFOLIO OF INVESTMENTS

Multisector Bond SMA Completion Portfolio, November 30, 2023 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Residential Mortgage-Backed Securities - Agency 81.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(a)
12/13/2053	3.500%	400,000	350,709
12/13/2053	4.000%	750,000	680,845
12/13/2053	4.500%	500,000	468,142
12/13/2053	5.000%	500,000	481,131

Total Residential Mortgage-Backed Securities -Agency (Cost $1,932,161)			1,980,827

Money Market Funds 88.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.605%(b),(c)	2,139,552	2,139,124

Total Money Market Funds (Cost $2,138,529)		2,139,124

Total Investments in Securities (Cost: $4,070,690)		4,119,951

Other Assets & Liabilities, Net		(1,693,065)

Net Assets		2,426,886

At November 30, 2023, securities and/or cash totaling $260,564 were pledged as collateral.

Investments in derivatives

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	17	03/2024	USD	1,816,477	9,702	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury Ultra Bond	(6)	03/2024	USD	(738,000)	—	(8,278)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 40	Morgan Stanley	12/20/2028	1.000	Quarterly	1.907	USD	1,000,000	9,176	—	—	9,176	—
Markit CDX North America Investment Grade Index, Series 41	Morgan Stanley	12/20/2028	5.000	Quarterly	4.039	USD	1,485,000	61,679	—	—	61,679	—

Total								70,855	—	—	70,855	—

2	Multisector Bond SMA Completion Portfolio | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multisector Bond SMA Completion Portfolio, November 30, 2023 (Unaudited)

* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes to Portfolio of Investments

(a)	Represents a security purchased on a when-issued basis.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2023.
(c)

As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.605%	1,158,101	1,240,068	(259,247)	202	2,139,124	2	23,337	2,139,552

Abbreviation Legend

TBA	To Be Announced

Currency Legend

USD	US Dollar

Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Multisector Bond SMA Completion Portfolio | First Quarter Report 2023	3

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